Provisions for expected credit losses - Sensitivity (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Provisions for expected credit losses
Percentage of gross exposure from loans and credit commitments stage 1 reflected in stage 2	1.00%	1.00%	1.00%
Staging sensitivity, increase in provision for ECL	$ 89	$ 78	$ 95
Upside scenario
Provisions for expected credit losses
Percentage of weight assigned to scenario	5.00%	5.00%	5.00%
Base case scenario
Provisions for expected credit losses
Additional adjustment to scenario weighting	2.50%
Percentage of weight assigned to scenario	52.50%	50.00%	50.00%
Downside scenario
Provisions for expected credit losses
Additional adjustment to scenario weighting	(2.50%)
Percentage of weight assigned to scenario	42.50%	45.00%	45.00%
Provision for ECL | Reported probability-weighted ECL
Provisions for expected credit losses
Adjustment to ECL based on probability weighted scenario	$ 5,121	$ 4,930	$ 4,912
Provision for ECL | 100% base case ECL
Provisions for expected credit losses
Adjustment to ECL based on probability weighted scenario	3,737	3,409	3,391
Provision for ECL | 100% downside ECL
Provisions for expected credit losses
Adjustment to ECL based on probability weighted scenario	$ 7,047	$ 6,849	$ 6,836